                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

March 3, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Quest Capital Value Fund, Inc. (the "Registrant")
            Reg. No. 333-16881; File No. 811-4797
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional Information of the Registrant,  dated February 28, 2006, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective Amendment No. 13 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on February 28, 2006.

                                           Sincerely,

                                           /s/ Nancy Vann
                                          ------------------------------------
                                           Nancy Vann
                                           Vice President &
                                           Assistant Counsel
                                           212.323.5089
                                           nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond